UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22005

Wells Fargo Advantage Global Dividend Opportunity Fund

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: Registrant is making a filing for Wells Fargo Advantage Global Dividend

Opportunity Fund. The Fund has an October 31 fiscal year end.

Date of reporting period: July 31, 2014

ITEM 1. INVESTMENTS

Wells Fargo Advantage Global Dividend Opportunity Fund	Portfolio of investments — July 31, 2014 (unaudited)

Security name	Shares	Value
Common Stocks : 66.91%
Canada : 6.43%
Enbridge Incorporated (Energy, Oil, Gas & Consumable Fuels)	150,000	$7,346,999
Rogers Communications Incorporated Class A (Telecommunication Services, Wireless Telecommunication Services)	400,000	15,616,000
Veresen Incorporated (Energy, Oil, Gas & Consumable Fuels)	275,000	4,673,499
		27,636,498

France : 7.38%
Lagardere SCA (Consumer Discretionary, Media)	400,000	11,907,846
Suez Environnement Company SA (Utilities, Multi-Utilities)	999,999	18,663,125
Veolia Environnement SA (Utilities, Multi-Utilities)	65,045	1,152,069
		31,723,040

Germany : 3.57%
Deutsche Post AG (Industrials, Air Freight & Logistics)	480,000	15,357,442

Israel : 0.14%
magicJack VocalTec Limited (Telecommunication Services, Diversified Telecommunication Services)†	43,050	614,324

Italy : 11.20%
ENI SpA (Energy, Oil, Gas & Consumable Fuels)	200,000	5,089,182
Hera SpA (Utilities, Multi-Utilities)	9,000,000	24,343,932
SNAM Rete Gas SpA (Utilities, Gas Utilities)	500,000	2,947,441
Terna SpA (Utilities, Electric Utilities)	3,000,000	15,777,568
		48,158,123

Japan : 0.30%
Nippon Telegraph & Telephone Corporation ADR (Telecommunication Services, Diversified Telecommunication Services)	25,000	831,500
NTT DoCoMo Incorporated ADR (Telecommunication Services, Wireless Telecommunication Services)	25,000	438,250
		1,269,750

Spain : 5.39%
Red Electrica Corporation SA (Utilities, Electric Utilities)	270,000	23,200,906

United Kingdom : 6.77%
National Grid plc (Utilities, Multi-Utilities)	500,000	7,121,615
Pennon Group plc (Utilities, Water Utilities)	400,000	5,487,806
Severn Trent plc (Utilities, Water Utilities)	200,000	6,524,578
Vodafone Group plc ADR (Telecommunication Services, Wireless Telecommunication Services)	300,000	9,966,000
		29,099,999

United States : 25.73%
AG Mortgage Investment Trust Incorporated (Financials, REITs)	20,000	366,800
Ameresco Incorporated Class A (Industrials, Construction & Engineering)†	131,000	985,120
AmeriGas Partners LP (Utilities, Gas Utilities)	75,000	3,402,000
Ashford Hospitality Prime Incorporated (Financials, REITs)	302,100	5,029,965
Ashford Hospitality Trust (Financials, REITs)	885,500	10,192,105
CenturyLink Incorporated (Telecommunication Services, Diversified Telecommunication Services)	100,000	3,924,000
Chatham Lodging Trust (Financials, REITs)	600,000	12,702,000
Compressco Partners LP (Energy, Energy Equipment & Services)	50,000	1,104,000
CorEnergy Infrastructure Trust Incorporated (Financials, Capital Markets)	90,000	717,300
Edison International (Utilities, Electric Utilities)	100,000	5,480,000
Energen Corporation (Energy, Oil, Gas & Consumable Fuels)	55,000	4,489,650
Excel Trust Incorporated (Financials, REITs)	700,000	9,065,000
Exelon Corporation (Utilities, Electric Utilities)	120,000	3,729,600
Medley Capital Corporation (Financials, Capital Markets)	100,000	1,257,000
NorthStar Asset Management Group Incorporated (Financials, Capital Markets)†	62,500	1,119,375

1

Portfolio of investments — July 31, 2014 (unaudited)	Wells Fargo Advantage Global Dividend Opportunity Fund

Security name			Shares	Value
United States (continued)
NorthStar Realty Finance Corporation (Financials, REITs)			62,500	$1,006,250
PG&E Corporation (Utilities, Multi-Utilities)			55,000	2,456,850
Physicians Realty Trust (Financials, REITs)			175,000	2,464,000
PNM Resources Incorporated (Utilities, Electric Utilities)			100,000	2,565,000
Preferred Apartment Communities Incorporated (Financials, REITs)			480,000	4,315,200
Public Service Enterprise Group Incorporated (Utilities, Multi-Utilities)			100,000	3,517,000
SCANA Corporation (Utilities, Multi-Utilities)			50,000	2,544,000
Shenandoah Telecommunications Company (Telecommunication Services, Wireless Telecommunication Services)			249,999	6,927,472
Spark Energy Incorporated Class A (Utilities, Electric Utilities)†			126,000	2,158,380
Summit Hotel Properties Incorporated (Financials, REITs)			586,500	6,023,355
Verizon Communications Incorporated (Telecommunication Services, Diversified Telecommunication Services)			260,260	13,122,309
				110,663,731

Total Common Stocks (Cost $259,256,059)				287,723,813

	Interest rate	Maturity date	Principal
Corporate Bonds and Notes : 1.16%
United States : 1.16%
Energy and Exploration Partners Incorporated (Energy, Oil, Gas & Consumable Fuels)	8.00%	7-1-2019	$5,000,000	5,012,500

Total Corporate Bonds and Notes (Cost $5,000,000)				5,012,500

	Dividend yield
Preferred Stocks : 27.16%
Marshalls Islands : 1.91%
Navios Maritime Holdings Incorporated (Industrials, Marine)	8.63		59,000	1,443,671
Safe Bulkers Incorporated (Industrials, Marine)	8.00		50,000	1,212,000
Scorpio Tankers Incorporated (Energy, Oil, Gas & Consumable Fuels)	6.75		40,000	1,014,000
Seaspan Corporation (Industrials, Marine)	6.38		105,000	2,589,300
Seaspan Corporation Series E (Industrials, Marine)	8.25		75,000	1,961,250
				8,220,221

United States : 25.25%
Arlington Asset Investment (Financials, Capital Markets)	6.63		110,000	2,657,600
Atlas Pipeline Partners (Energy, Oil, Gas & Consumable Fuels)	8.25		125,000	3,198,750
Bank of America Corporation Series 5 (Financials, Diversified Financial Services) ±	4.00		40,000	839,200
Breitburn Energy Partner Incorporated (Energy, Oil, Gas & Consumable Fuels)	8.25		185,000	4,711,950
Capitala Finance Corporation (Financials, Capital Markets)	7.13		40,000	1,014,800
Citigroup Incorporated (Financials, Banks)	6.88		70,000	1,769,600
Commerce Bancshares Incorporated (Financials, Banks)	6.00		50,000	1,242,500
Customers Bancorp Incorporated (Financials, Banks)	6.38		107,450	2,807,669
DTE Energy Company Series Q (Utilities, Multi-Utilities)	5.25		203,265	4,809,250
DTE Energy Company Series Z (Utilities, Multi-Utilities)	6.50		26,900	703,166
DuPont Fabros Technology Incorporated (Financials, REITs)	7.88		96,769	2,462,771
Entergy Arkansas Incorporated (Utilities, Electric Utilities)	4.90		100,000	2,293,000
Entergy Louisiana Corporation (Utilities, Electric Utilities)	5.25		45,000	1,080,000
Gastar Exploration Incorporated Series B (Energy, Oil, Gas & Consumable Fuels)	10.75		56,900	1,574,423
GreenHunter Resources Incorporated (Energy, Energy Equipment & Services)	10.00		61,786	1,504,489
Hercules Technology Growth Capital Incorporated (Financials, Capital Markets)	6.25		125,000	3,100,000
HSBC USA Incorporated (Financials, Banks) ±	3.50		138,998	3,055,176
Indianapolis Power & Light Company (Utilities, Electric Utilities)	5.65		22,000	2,191,750
Integrys Energy Group (Utilities, Multi-Utilities) ±	6.00		200,000	5,146,000
JPMorgan Chase & Company (Financials, Banks)	6.30		250,000	6,205,000
Kemper Corporation (Financials, Insurance)	7.38		30,000	776,700
Legacy Reserves LP Series A (Energy, Oil, Gas & Consumable Fuels)	8.00		114,000	2,861,400

2

Wells Fargo Advantage Global Dividend Opportunity Fund	Portfolio of investments — July 31, 2014 (unaudited)

Security name	Dividend yield		Shares	Value
United States (continued)
Legacy Reserves LP Series B (Energy, Oil, Gas & Consumable Fuels) ±	8.00%		50,000	$1,228,000
Magnum Hunter Resources Corporation (Energy, Oil, Gas & Consumable Fuels)	8.00		75,000	2,124,750
Miller Energy Resources Series C (Energy, Oil, Gas & Consumable Fuels) ±	10.50		100,000	2,547,000
NextEra Energy Capital Holding Incorporated Series I (Utilities, Electric Utilities)	5.13		243,000	5,265,810
NextEra Energy Capital Holding Incorporated Series J (Utilities, Electric Utilities)	5.00		233,000	4,890,670
PPL Capital Funding Incorporated (Utilities, Electric Utilities)	5.90		412,300	9,779,756
Qwest Corporation (Telecommunication Services, Diversified Telecommunication Services)	6.13		205,000	4,817,500
Resource Capital Corporation (Financials, REITs) ±	8.63		25,000	609,500
SCE Trust II (Utilities, Electric Utilities)	5.10		268,200	5,752,890
Selective Insurance Group (Financials, Insurance)	5.88		60,000	1,459,200
Sotherly Hotels Incorporated (Financials, REITs)	8.00		284,000	7,483,400
Vanguard Natural Resources LLC Series B (Energy, Oil, Gas & Consumable Fuels)	7.63		150,000	3,703,500
Verizon Communications Incorporated (Telecommunication Services, Diversified Telecommunication Services)	5.90		115,000	2,923,300
				108,590,470

Total Preferred Stocks (Cost $115,769,081)				116,810,691

		Expiration date
Warrants : 0.03%
United States : 0.03%
GreenHunter Water LLC (Energy, Energy Equipment & Services)†(a)		12-31-2049	96,112	124,179

Total Warrants (Cost $0)				124,179

	Yield
Short-Term Investments : 3.38%
Investment Companies : 3.38%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.07		14,519,652	14,519,652

Total Short-Term Investments (Cost $14,519,652)				14,519,652

Total investments in securities (Cost $394,544,792)*	98.64%			424,190,835
Other assets and liabilities, net	1.36			5,845,823

Total net assets	100.00%			$430,036,658

†	Non-income-earning security
±	Variable rate investment. The rate shown is the rate in effect at period end.
(a)	The security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $393,053,054 and unrealized gains (losses) consists of:

Gross unrealized gains	$52,190,909
Gross unrealized losses	(21,053,128)

Net unrealized gains	$31,137,781

3

Wells Fargo Advantage Global Dividend Opportunity Fund (the “Fund”)

Notes to Portfolio of investments – July 31, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities and options that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures. Non-listed OTC options are valued at the evaluated price provided by an independent pricing service or an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On July 31, 2014, such fair value pricing was used in pricing foreign securities.

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Options

The Fund is subject to equity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may write covered call options or secured put options on individual securities and/or indexes. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options that expire unexercised are recognized as realized gains on the expiration date. For exercised options, the difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security and/or index underlying the written option.

The Fund may also purchase call or put options. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as the cost of the investment and subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as an unrealized gain or loss. Premiums paid for purchased options that expire are recognized as realized losses on the expiration date. Premiums paid for purchased options that are exercised or closed are added to the amount paid or offset against the proceeds received for the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

Options traded on an exchange are regulated and terms of the options are standardized. Purchased options traded over-the-counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk can be mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Canada	$27,636,498	$0	$0	$27,636,498
France	0	31,723,040	0	31,723,040
Germany	0	15,357,442	0	15,357,442
Israel	614,324	0	0	614,324
Italy	24,343,932	23,814,191	0	48,158,123
Japan	1,269,750	0	0	1,269,750
Spain	0	23,200,906	0	23,200,906
United Kingdom	9,966,000	19,133,999	0	29,099,999
United States	110,663,731	0	0	110,663,731
Corporate bonds and notes	0	5,012,500	0	5,012,500
Preferred stocks
Marshall Islands	8,220,221	0	0	8,220,221
United States	98,915,320	9,675,150	0	108,590,470
Warrants
United States	0	124,179	0	124,179

Short-term investments
Investment companies	14,519,652	0	0	14,519,652

Total assets	$296,149,428	$128,041,407	$0	$424,190,835
Liabilities
Written options	$0	$6,066	$0	$6,066

Total liabilities	$0	$6,066	$0	$6,066

Transfers in and transfers out are recognized at the end of the reporting period.

Derivative transactions

As of July 31, 2014, the Fund entered into written options for economic hedging purposes. Open call options written at July 31, 2014 were as follow for the Fund:

Expiration date	Counterparty		Number of contracts	Strike price	Value
8-14-2014	Goldman Sachs	FTSE MIB Index	196	22,071 EUR	$(6,066)

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA — ACA Financial Guaranty Corporation

ADR — American depositary receipt

ADS — American depositary shares

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

Ambac — Ambac Financial Group Incorporated

AMT — Alternative minimum tax

AUD — Australian dollar

BAN — Bond anticipation notes

BHAC — Berkshire Hathaway Assurance Corporation

BRL — Brazilian real

CAB — Capital appreciation bond

CAD — Canadian dollar

CCAB — Convertible capital appreciation bond

CDA — Community Development Authority

CDO — Collateralized debt obligation

CHF — Swiss franc

COP — Columbian Peso

CLP — Chilean peso

DKK — Danish krone

DRIVER — Derivative inverse tax-exempt receipts

DW&P — Department of Water & Power

DWR — Department of Water Resources

ECFA — Educational & Cultural Facilities Authority

EDA — Economic Development Authority

EDFA — Economic Development Finance Authority

ETF — Exchange-traded fund

EUR — Euro

FDIC — Federal Deposit Insurance Corporation

FFCB — Federal Farm Credit Banks

FGIC — Financial Guaranty Insurance Corporation

FHA — Federal Housing Administration

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — The Financing Corporation

FNMA — Federal National Mortgage Association

FSA — Farm Service Agency

GBP — Great British pound

GDR — Global depositary receipt

GNMA — Government National Mortgage Association

GO — General obligation

HCFR — Healthcare facilities revenue

HEFA — Health & Educational Facilities Authority

HEFAR — Higher education facilities authority revenue

HFA — Housing Finance Authority

HFFA — Health Facilities Financing Authority

HKD — Hong Kong dollar

HUD — Department of Housing and Urban Development

HUF — Hungarian forint

IDA — Industrial Development Authority

IDAG — Industrial Development Agency

IDR — Indonesian rupiah

IEP — Irish pound

JPY — Japanese yen

KRW — Republic of Korea won

LIBOR — London Interbank Offered Rate

LIQ — Liquidity agreement

LLC — Limited liability company

LLLP — Limited liability limited partnership

LLP — Limited liability partnership

LOC — Letter of credit

LP — Limited partnership

MBIA — Municipal Bond Insurance Association

MFHR — Multifamily housing revenue

MSTR — Municipal securities trust receipts

MTN — Medium-term note

MUD — Municipal Utility District

MXN — Mexican peso

MYR — Malaysian ringgit

National — National Public Finance Guarantee Corporation

NGN — Nigerian naira

NOK — Norwegian krone

NZD — New Zealand dollar

PCFA — Pollution Control Financing Authority

PCL — Public Company Limited

PCR — Pollution control revenue

PFA — Public Finance Authority

PFFA — Public Facilities Financing Authority

PFOTER — Puttable floating option tax-exempt receipts

plc — Public limited company

PLN — Polish zloty

PUTTER — Puttable tax-exempt receipts

R&D — Research & development

Radian — Radian Asset Assurance

RAN — Revenue anticipation notes

RDA — Redevelopment Authority

RDFA — Redevelopment Finance Authority

REIT — Real estate investment trust

ROC — Reset option certificates

RON — Romanian lei

RUB — Russian ruble

SAVRS — Select auction variable rate securities

SBA — Small Business Authority

SEK — Swedish krona

SFHR — Single-family housing revenue

SFMR — Single-family mortgage revenue

SGD — Singapore dollar

SPA — Standby purchase agreement

SPDR — Standard & Poor’s Depositary Receipts

STRIPS — Separate trading of registered interest and

principal securities

TAN — Tax anticipation notes

TBA — To be announced

THB — Thai baht

TIPS — Treasury inflation-protected securities

TRAN — Tax revenue anticipation notes

TRY — Turkish lira

TTFA — Transportation Trust Fund Authority

TVA — Tennessee Valley Authority

ZAR — South African rand

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Advantage Global Dividend Opportunity Fund (the “Fund”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Fund’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Advantage Global Dividend Opportunity Fund

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date: September 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Advantage Global Dividend Opportunity Fund

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date: September 24, 2014

By:	/s/ Nancy Wiser
Nancy Wiser
Treasurer

Date: September 24, 2014